Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 9,020	£ 8,933
Charge for the year	(886)	(892)	£ (885)
Impairment losses	(88)	(17)	(70)
Property, plant and equipment at end of period	9,227	9,020	8,933
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,279	19,451
Exchange adjustments	(425)	(498)
Additions	1,393	1,295
Capitalised borrowing costs	20	36
Disposals and write-offs	(530)	(884)
Reclassifications	(8)	(34)
Transfer to assets held for sale/distribution	(19)	(87)
Property, plant and equipment at end of period	19,710	19,279	19,451
Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,634)	(9,744)
Exchange adjustments	215	243
Charge for the year	(886)	(892)
Disposals and write-offs	446	728
Reclassifications	(1)	(4)
Transfer to assets held for sale/distribution	16	35
Property, plant and equipment at end of period	(9,844)	(9,634)	(9,744)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(625)	(774)
Exchange adjustments	9	12
Disposals and write-offs	80	154
Reclassifications	(15)
Impairment losses	(116)	(43)
Reversal of impairments	28	26
Property, plant and equipment at end of period	(639)	(625)	(774)
Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,259)
Property, plant and equipment at end of period	(10,483)	(10,259)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,895	3,113
Property, plant and equipment at end of period	2,766	2,895	3,113
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,455	6,648
Exchange adjustments	(141)	(189)
Additions	42	11
Capitalised borrowing costs	0	0
Disposals and write-offs	(144)	(136)
Reclassifications	179	134
Transfer to assets held for sale/distribution	(16)	(13)
Property, plant and equipment at end of period	6,375	6,455	6,648
Land and buildings | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,323)	(3,275)
Exchange adjustments	76	90
Charge for the year	(211)	(210)
Disposals and write-offs	121	66
Reclassifications	(27)	0
Transfer to assets held for sale/distribution	14	6
Property, plant and equipment at end of period	(3,350)	(3,323)	(3,275)
Land and buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(237)	(260)
Exchange adjustments	3	4
Disposals and write-offs	22	27
Reclassifications	(24)
Impairment losses	(27)	(11)
Reversal of impairments	4	3
Property, plant and equipment at end of period	(259)	(237)	(260)
Land and buildings | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,560)
Property, plant and equipment at end of period	(3,609)	(3,560)
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,033	4,012
Property, plant and equipment at end of period	4,147	4,033	4,012
Plant, equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,704	10,953
Exchange adjustments	(233)	(265)
Additions	166	99
Capitalised borrowing costs	0	0
Disposals and write-offs	(381)	(732)
Reclassifications	762	701
Transfer to assets held for sale/distribution	(3)	(52)
Property, plant and equipment at end of period	11,015	10,704	10,953
Plant, equipment and vehicles | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,311)	(6,469)
Exchange adjustments	139	153
Charge for the year	(675)	(682)
Disposals and write-offs	325	662
Reclassifications	26	(4)
Transfer to assets held for sale/distribution	2	29
Property, plant and equipment at end of period	(6,494)	(6,311)	(6,469)
Plant, equipment and vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(360)	(472)
Exchange adjustments	5	7
Disposals and write-offs	55	114
Reclassifications	(13)
Impairment losses	(84)	(32)
Reversal of impairments	23	23
Property, plant and equipment at end of period	(374)	(360)	(472)
Plant, equipment and vehicles | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,671)
Property, plant and equipment at end of period	(6,868)	(6,671)
Assets in construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,092	1,808
Property, plant and equipment at end of period	2,314	2,092	1,808
Assets in construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,120	1,850
Exchange adjustments	(51)	(44)
Additions	1,185	1,185
Capitalised borrowing costs	20	36
Disposals and write-offs	(5)	(16)
Reclassifications	(949)	(869)
Transfer to assets held for sale/distribution	0	(22)
Property, plant and equipment at end of period	2,320	2,120	1,850
Assets in construction | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Exchange adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
Reclassifications	0	0
Transfer to assets held for sale/distribution	0	0
Property, plant and equipment at end of period	0	0	0
Assets in construction | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(28)	(42)
Exchange adjustments	1	1
Disposals and write-offs	3	13
Reclassifications	22
Impairment losses	(5)	0
Reversal of impairments	1	0
Property, plant and equipment at end of period	(6)	(28)	£ (42)
Assets in construction | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(28)
Property, plant and equipment at end of period	£ (6)	£ (28)